Structured Entities - Interests in Unconsolidated Structured Entities and Maximum Exposure to Loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Interests in unconsolidated structured entities recognized in:
Trading assets	¥ 2,785,016	¥ 2,767,691
Financial assets at fair value through profit or loss	1,478,356	2,641,416
Investment securities	21,864,386	17,825,027
Loans and advances	94,671,818	90,682,938
Securitisation [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	14,112	16,581
Financial assets at fair value through profit or loss	240	8,637
Investment securities	25,153	15,108
Loans and advances	2,608,076	2,213,496
Total	2,647,581	2,253,822
Maximum exposure to loss from interests in unconsolidated structured entities	3,208,568	3,110,451
Investment funds [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	53,490	39,614
Financial assets at fair value through profit or loss	628,177	871,368
Investment securities	25,668	27,002
Total	707,335	937,984
Maximum exposure to loss from interests in unconsolidated structured entities	708,636	944,487
Structured finance [member]
Interests in unconsolidated structured entities recognized in:
Financial assets at fair value through profit or loss	128,823	144,297
Loans and advances	5,741,542	5,489,334
Total	5,870,365	5,633,631
Maximum exposure to loss from interests in unconsolidated structured entities	6,699,939	6,597,207
Others [Member]
Interests in unconsolidated structured entities recognized in:
Investment securities	466	473
Loans and advances	672,306	533,196
Total	672,772	533,669
Maximum exposure to loss from interests in unconsolidated structured entities	812,060	712,798
Unconsolidated structured entities [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	67,602	56,195
Financial assets at fair value through profit or loss	757,240	1,024,302
Investment securities	51,287	42,583
Loans and advances	9,021,924	8,236,026
Total	9,898,053	9,359,106
Maximum exposure to loss from interests in unconsolidated structured entities	¥ 11,429,203	¥ 11,364,943